Related party disclosures	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Related party disclosures
15. Related party
disclosures
During the three and six months ended June 30, 2024, the Group did not enter into any new related-party transactions with its key management personnel or with related entities other than the granting of a total of 280,000 Service options to its Board of Directors for the three and six months ended June 30, 2024.